Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
Alger Capital Appreciation Portfolio (Supplement) | Alger Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Portfolio
Supplement Text	ck0000832566_SupplementTextBlock	THE ALGER PORTFOLIOS Alger Capital Appreciation Portfolio Class S Supplement Dated January 1, 2012 to the Prospectus Dated May 1, 2011 As supplemented to date
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The following is added to page 3, as the sixth sentence under the heading "Performance."
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.